Segmented and geographic information (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Detailed Report of Segments and Geographic Areas
Results by reporting segments and geographic areas

$ millions, for the year ended October 31		Canadian Personal and Business Banking (1)	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets and Direct Financial Services	Corporate and Other	CIBC Total	Canada (1)(2)	U.S. (2)	Caribbean (2)	Other countries (2)

2024	Net interest income (3)	$7,906	$2,056	$1,906	$1,165	$662	$13,695	$9,095	$2,569	$1,865	$166
	Non-interest income (4)(5)	2,335	3,674	899	4,639	364	11,911	8,249	2,265	626	771
	Total revenue	10,241	5,730	2,805	5,804	1,026	25,606	17,344	4,834	2,491	937
	Provision for credit losses	1,203	122	560	115	1	2,001	1,375	623	1	2
	Amortization and impairment (6)	229	2	98	9	832	1,170	956	130	64	20
	Other non-interest expenses	5,131	2,939	1,603	2,958	638	13,269	10,108	2,259	607	295
	Income (loss) before income taxes	3,678	2,667	544	2,722	(445)	9,166	4,905	1,822	1,819	620
	Income taxes (3)	1,008	729	43	734	(502)	2,012	1,284	422	125	181
	Net income	$2,670	$1,938	$501	$1,988	$57	$7,154	$3,621	$1,400	$1,694	$439
	Net income attributable to:
	Non-controlling interests	$–	$–	$–	$–	$39	$39	$–	$–	$39	$–
	Equity shareholders	2,670	1,938	501	1,988	18	7,115	3,621	1,400	1,655	439
	Average assets (7)(8)	$324,458	$94,474	$60,820	$325,711	$199,670	$1,005,133	$750,500	$177,688	$52,862	$24,083
2023	Net interest income (3)	$7,247	$1,812	$1,889	$1,942	$(65)	$12,825	$8,929	$2,287	$1,475	$134
	Non-interest income (4)(5)	2,169	3,591	803	3,546	398	10,507	7,476	1,877	582	572
	Total revenue	9,416	5,403	2,692	5,488	333	23,332	16,405	4,164	2,057	706
	Provision for (reversal of) credit losses	986	143	850	19	12	2,010	1,146	853	12	(1)
	Amortization and impairment (6)	237	2	115	7	782	1,143	890	144	89	20
	Other non-interest expenses	4,937	2,689	1,351	2,714	1,515	13,206	10,411	1,920	622	253
	Income (loss) before income taxes	3,256	2,569	376	2,748	(1,976)	6,973	3,958	1,247	1,334	434
	Income taxes (3)	892	691	(3)	762	(408)	1,934	1,361	328	125	120
	Net income (loss)	$2,364	$1,878	$379	$1,986	$(1,568)	$5,039	$2,597	$919	$1,209	$314
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$38	$38	$–	$–	$38	$–
	Equity shareholders	2,364	1,878	379	1,986	(1,606)	5,001	2,597	919	1,171	314
	Average assets (7)(8)	$319,787	$91,630	$60,637	$287,564	$188,503	$948,121	$715,540	$163,478	$45,782	$23,321

(1)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.
(2)	Net income and average assets are allocated based on the geographic location where they are recorded.
(3)
Capital Markets and Direct Financial Services net interest income and income taxes include taxable equivalent basis (TEB) adjustments of $16 million (2023: $254 million) with an equivalent offset in Corporate and Other.

(4)
The fee and commission income within
non-interest
income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets and Direct Financial Services with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management, Capital Markets and Direct Financial Services, and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets and Direct Financial Services, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Direct Financial Services, and Canadian Commercial Banking and Wealth Management.

(5)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(6)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(7)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(8)	Average balances are calculated as a weighted average of daily closing balances.

Breakdown of revenue from reporting segments
The following table provides a breakdown of revenue from our reporting segments:

$ millions, for the year ended October 31	2024	2023
Canadian Personal and Business Banking	$10,241	$9,416	(1)
Canadian Commercial Banking and Wealth Management
Commercial banking	$2,465	$2,501
Wealth management	3,265	2,902
	$5,730	$5,403
U.S. Commercial Banking and Wealth Management
Commercial banking	$1,956	$1,786
Wealth management	849	906
	$2,805	$2,692
Capital Markets and Direct Financial Services (2)
Global markets	$2,737	$2,614
Corporate and investment banking	1,760	1,637
Direct financial services	1,307	1,237
	$5,804	$5,488
Corporate and Other (2)
International banking	$980	$956
Other	46	(623)
	$1,026	$333

(1)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.
(2)	Capital Markets and Direct Financial Services revenue includes a TEB adjustment of $16 million (2023: $254 million) with an equivalent offset in Corporate and Other.